Stock Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		1 Months Ended
	Sep. 30, 2013	Mar. 16, 2012	Sep. 30, 2013	Sep. 30, 2013 Financial Advisory [Member]	Sep. 30, 2013 Financial Advisory [Member]	Sep. 30, 2012 Financial Advisory [Member]	Sep. 30, 2013 Financial Advisory [Member]	Sep. 30, 2013 Two Thousand Six Equity Incentive Plan [Member]	Oct. 08, 2013 Two Thousand Six Equity Incentive Plan [Member] Subsequent Event
Stock Based Compensation [Line Items]
Incentive shares granted- Vendor, Shares	1,445,000		1,445,000
Expected Term		5 years		6 months
Stock based compensation expense			$ 5,398,000	$ 300,000	$ 300,000	$ 0	$ 0
Common stock shares issued								3,000,000	6,000,000
Compensation award granted								625,000	1,000,000
Common stock remain eligible to be issued								1,407,342
Option to purchase common stock, shares granted		200,000
Option to purchase common stock, exercise price		$ 3.05
Option to purchase common stock, vesting date		Sep. 16, 2012
Options vested, aggregate grant date fair value		$ 322
Expected Term		3 years
Volatility rate		87.90%
Dividends rate		0.00%
Risk free interest rat		113.00%